Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Classes of current inventories [abstract]
Summary of Inventories

	At December 31,
(Euro thousands)	2023	2022
Raw materials, ancillary materials and consumables	16,527	18,931
Work-in-progress and semi-finished products	9,425	13,446
Finished goods	81,223	76,713
Other	9	4

Total inventories	107,184	109,094